Debt - Schedule of Related Party Notes Outstanding (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Related Party Notes Outstanding [Line items]
Convertible Subordinated Notes	$ 4,321,000	$ 4,321,000	$ 4,812,000
Subordinated Notes	550,000	550,000	1,350,000
Total related party notes	4,871,000	4,871,000	6,162,000
Michael Taglich, Director [Member]
Schedule of Related Party Notes Outstanding [Line items]
Convertible Subordinated Notes	2,416,000	2,416,000	2,666,000
Subordinated Notes			800,000
Total related party notes	2,416,000	2,416,000	3,466,000
Robert Taglich, Director [Member]
Schedule of Related Party Notes Outstanding [Line items]
Convertible Subordinated Notes	1,905,000	1,905,000	1,905,000
Subordinated Notes	550,000	550,000	550,000
Total related party notes	2,455,000	2,455,000	2,455,000
Taglich Brothers, Inc. [Member]
Schedule of Related Party Notes Outstanding [Line items]
Convertible Subordinated Notes			241,000
Subordinated Notes
Total related party notes			$ 241,000